Provisions - Additional Information (Detail) € in Thousands	Jun. 30, 2023 EUR (€)
Disclosure of other provisions [line items]
Provision for indemnities	€ 361
Ares Acquisition [Member]
Disclosure of other provisions [line items]
Other provisions	€ 598